Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2019
Software copyrights [Member]
Property, Plant and Equipment [Line Items]
Intangible assets estimated useful lives	20 years
Patent rights [Member]
Property, Plant and Equipment [Line Items]
Intangible assets estimated useful lives	10 years
Other Software [Member]
Property, Plant and Equipment [Line Items]
Intangible assets estimated useful lives	5 years